Principal accounting policies (Convenience Translation - Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) $ / ¥	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) $ / ¥	Jan. 01, 2020 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Convenience translation
Rate of translations of amounts from RMB into US$ | $ / ¥	6.5250			6.5250
Cash and cash equivalents
cash, , cash equivalents, restricted cash and restricted short-term deposits	¥ 11,666,329	¥ 3,367,157	¥ 5,246,974	$ 1,787,942
Cash and cash equivalents	11,371,264	2,710,623		1,742,722
Restricted cash	89,604	3,500		13,732
Restricted short-term deposits	205,461	653,034		31,488
Impairment of long-lived assets
Impairment charges of intangible assets	0	8,408	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	40,721,310	¥ 38,417,766	¥ 21,377,131	$ 6,240,816			¥ 10,712,859
Adjustment
Impairment of long-lived assets
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest					¥ 12,100	¥ 87,800
Contract Balance [Member]
Impairment of long-lived assets
Revenue, Remaining Performance Obligation, Amount	459,106
Revenue Remaining Performance Obligation Expected to be Recognized	¥ 438,669